Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2018
Contingent liabilities and commitments
Schedule of contingent liabilities and commitments

	30 June	31 December
	2018	2017
	£m	£m

Guarantees and assets pledged as collateral security	6,262	7,718
Other contingent liabilities	3,278	3,391
Standby facilities, credit lines and other commitments	122,526	124,941

Contingent liabilities and commitments	132,066	136,050